Note 15 - Provision for Reclamation - Reconciliation of Reclamation Provision (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Balance, beginning of year	[1]	$ 115,702	$ 84,799
Reclassification of the Öksüt Mine	[1]	0	2,600
Changes in estimate	[1]	6,591	24,433
Changes in discount rate	[1]	3,662	2,007
Accretion	[1]	3	1,000
Foreign exchange revaluation	[1]	236	863
Balance, end of year	[1]	69,743	115,702
Amount derecognized due to loss of control of the Kumtor Mine	[1]	(56,451)	0
Current portion of reclamation provision		6,168	1,095
Provision for reclamation		331,312	351,149
Discontinued operations [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Balance, beginning of year	[1]	236,542	180,404
Reclassification of the Öksüt Mine	[1]	0	(2,600)
Changes in estimate	[1]	17,934	7,961
Changes in discount rate	[1]	11,395	46,593
Accretion	[1]	1,623	2,252
Liabilities settled	[1]	(470)	(245)
Foreign exchange revaluation	[1]	713	2,177
Balance, end of year	[1]	267,737	236,542
Aggregate continuing and discontinued operations [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Balance, beginning of year		352,244
Balance, end of year		337,480	352,244
Aggregate continuing and discontinued operations [member] | Current portion of reclamation costs [member]
Statement Line Items [Line Items]
Current portion of reclamation provision		6,168	1,095
Aggregate continuing and discontinued operations [member] | Noncurrent portion of reclamation provision [member]
Statement Line Items [Line Items]
Provision for reclamation		$ 331,312	$ 351,149

[1]	Non-operating sites include the Endako Mine, Thompson Creek Mine and Kemess Project. Operating sites include the Mount Milligan Mine, Öksüt Mine and Kumtor Mine up to the loss of control event.